MINERAL PROPERTIES (Details Narrative) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	3 Months Ended
	Aug. 31, 2014	Aug. 31, 2013	Sep. 30, 2008	Sep. 02, 2011 Texas General Land Office - Hudspeth County, TX [Member] September 2011 Mineral Properties Lease [Member] acre	Aug. 31, 2014 Texas General Land Office - Hudspeth County, TX [Member] September 2011 Mineral Properties Lease [Member]	Aug. 31, 2014 State of Texas - Hudspeth County, TX [Member] acre	Nov. 01, 2011 State of Texas - Hudspeth County, TX [Member] November 2011 Mineral Properties Lease [Member] acre	Aug. 31, 2014 State of Texas - Hudspeth County, TX [Member] November 2011 Mineral Properties Lease [Member]	Mar. 06, 2013 Southwest Range and Wildlife Foundation, Inc. [Member] Surface Lease [Member] acre	Aug. 31, 2013 Southwest Range and Wildlife Foundation, Inc. [Member] Surface Lease [Member]
Lease acreage				860		950	90		54,990.11
Lease term						19 years
Lease bonus				$ 142,518
Lease bonus paid				44,718			20,700
Lease bonus due upon filing of supplemental plan of operations to conduct mining				97,800
Minimum advance royalty due upon sale of minerals				500,000			50,000
Production royalty of market value of uranium and fissionable materials				8.00%			8.00%
Production royalty of market value of other minerals				6.25%			6.25%
Delay rental paid					44,718			4,500
Cash paid for lease assignment									500,000
Shares issued for lease									1,063,830
Common stock, par value	$ 0.01	$ 0.01	$ 0.01						$ 0.01
Periodic payment	$ 45,000								$ 45,000
Number of payments	9								10	9